N-2	Dec. 31, 2022 shares
Cover [Abstract]
Entity Central Index Key	0001798618
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	PIMCO Dynamic Income Opportunities Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective and Strategy Overview
PIMCO Dynamic Income Opportunities Fund’s investment objective is to seek current income as a primary objective and capital appreciation as a secondary objective.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:
»	Exposure to emerging market debt contributed to absolute performance as the sector posted positive performance.
»	Exposure to bank loans and high yield corporate credit contributed to absolute performance as the sectors posted positive performance.
»	Interest rate positioning, most notably short exposure at the long portion of the curve contributed to absolute performance as rates rose.
»	Exposure to residential and commercial mortgage credit detracted from absolute performance as the sector posted negative performance.
»	Exposure to asset-backed securities detracted from absolute performance as the sector posted negative performance.
»	Security selection within mortgage real estate investment trusts detracted from performance as a select security posted negative returns.

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares]	110,318